Stock-Based Compensation - Additional Information (Detail) - USD ($)			3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 01, 2021	Aug. 06, 2020	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Common stock, capital shares reserved for future issuance			188,064,720			188,064,720		188,455,544
Share-based compensation arrangement by share-based payment award, Award vesting period						4 years		4 years
Share-Based compensation arrangement by share-based payment award, Expiration period						10 years		10 years
Number of options vested					50,000
Share-based payment arrangement, Expense			$ 368	$ 262		$ 789	$ 622	$ 1,143,000	$ 1,345,000
Share-based payment arrangement, Nonvested award, Cost not yet recognized, Amount			$ 60,000			$ 60,000		$ 60,000	$ 1,500,000
Number of share options (or share units) granted during the period						5,397,344	1,545,000	1,545,000
Weighted average exercise price						$ 0.51	$ 0.47	$ 0.47
Share-based compensation arrangement by share-based payment award, Options, Vested in period						$ 1.9	$ 0.5
Weighted average grant-date fair value of options granted								$ 0.35	$ 0.44
Share-based compensation arrangement by share-based payment award, Options, Expirations in period						5,773,715	1,737,530
Share-based compensation arrangement by share-based payment award, Options, Exercises in Period, Intrinsic value							$ 200,000	$ 200,000
Share-based payment arrangement, Nonvested award, Cost not yet recognized, Period for recognition						2 years 8 months 12 days		1 year 9 months 18 days	1 year 10 months 24 days
Weighted average exercise price								$ 0.28	$ 0.27
Weighted average grant date fair value of options			$ 0.36	$ 0.35		$ 0.36	$ 0.35
Unrecognized incremental compensation cost						$ 2.6		$ 40,000
Minimum [Member]
Weighted average exercise price		$ 0.67
Maximum [Member]
Weighted average exercise price		$ 0.74
Incentive Stock Option [Member]
Common stock, capital shares reserved for future issuance			42,803,675			42,803,675		43,194,499
Percentage of stock option granted to stockholder						10.00%		10.00%
Nonstatutory Stock Option [Member] | Minimum [Member]
Percentage of the estimated fair value of the shares on the date of grant						100.00%		100.00%
Nonstatutory Stock Option [Member] | Maximum [Member]
Percentage of the estimated fair value of the shares on the date of grant						110.00%		110.00%
Stock Option [Member]
Share-based compensation arrangement by share-based payment award, Award vesting period	10 years
Number of shares purchased for issuance under share-based payment arrangement	200,000
Repriced Stock Options [Member]
Share-based payment arrangement, Expense		$ 26,000			$ 20,000			$ 31,000	$ 28,000
Number of options for which repricing approved for various employees		4,438,847
Weighted average exercise price		$ 0.47
Weighted average grant date fair value of options		$ 0.31
Unrecognized incremental compensation cost		$ 156,000